DEFERRED REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 9 – DEFERRED REVENUE

Changes in deferred revenue for the three months ended March 31, 2024 were as follows:

Deferred revenue as of December 31, 2023	$1,779,794
Amounts deferred during the period	2,324,663
Revenue recognized from amounts included in the deferred revenue beginning balance	(841,375)
Revenue from current period sales	(1,867,797)
Deferred revenue as of March 31, 2024	$1,395,285

NOTE 9 – DEFERRED REVENUE

Changes in deferred revenue for the year ended December 31, 2023 were as follows:

Deferred revenue as of December 31, 2022	$933,361
Amounts deferred during the year	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(933,361)
Revenue from current year sales	(1,915,682)
Deferred revenue as of December 31, 2023	$1,779,794